Lease	12 Months Ended
Mar. 31, 2012
Leases [Abstract]
Lease

10. Leases:

Lessor

Nomura leases office buildings located in Japan and aircraft in Japan and overseas. These leases are classified as operating leases and the related assets are stated at cost, net of accumulated depreciation, except for land, which is stated at cost in the consolidated balance sheets and reported within Other assets—Office buildings, land, equipment and facilities.

A portion of such rentals is paid from Nomura Research Institute, Ltd. (“NRI”), an affiliated company. See Note 21 “Affiliated companies and other equity-method investees” for more information.

Lease deposits and rents received from NRI, were as follows:

	Millions of yen
	As of or for the year ended March 31
	2010	2011	2012
Lease deposits	¥—	¥—	¥11,738
Rental income	—	—	3,848

The following table presents the types of assets which Nomura leases under operating leases.

	Millions of yen
	March 31, 2012
	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥984,087	¥(11,174)	¥972,913
Aircraft	15,363	(1,684)	13,679

Total	¥999,450	¥(12,858)	¥986,592

(1)	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.

Nomura recognized rental income of ¥nil, ¥2,747 million and ¥66,180 million for the years ended March 31, 2010, 2011 and 2012, respectively in the consolidated statements of income within Revenue—Other.

The following table presents a schedule of future minimum lease payments to be received on noncancelable operating leases as of March 31, 2012:

	Millions of yen
	Total	Years of receipt
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥146,108	¥24,607	¥23,197	¥21,458	¥17,713	¥12,876	¥46,257

Lessee

Nomura leases its office space and certain employees’ residential facilities in Japan primarily under cancelable lease agreements which are customarily renewed upon expiration. Nomura also leases certain equipment and facilities under non-cancelable lease agreements. Rental expenses, net of sublease rental income, for the years ended March 31, 2010, 2011 and 2012 were ¥49,374 million, ¥48,957 million and ¥43,536 million, respectively. A portion of such rental expenses was paid by Nomura Land and Building Co., Ltd. (“NLB”) that became a consolidated subsidiary of Nomura in May 2011.

Lease deposits and rents paid to NLB were as follows:

	Millions of yen
	As of or for the year ended March 31
	2010	2011	2012
Lease deposits	¥6,541	¥4,229	¥—
Rental expenses(1)	4,531	4,358	622

(1)	Rental expenses for the year ended March 31, 2012 were those paid to NLB for the period before NLB was consolidated.

In August 2009, a Nomura consolidated subsidiary, Nomura Properties plc (“NPP”) entered into a 20 year lease as tenant of a 525,000-square-foot development at 1 Angel Lane in London in the U.K. Construction was completed in December 2010 and the building is now used as Nomura’s European headquarters. NPP was involved in the construction of the building and therefore was deemed the owner of the construction project from an accounting perspective in accordance with ASC 840. The building has been recognized on Nomura’s consolidated balance sheets from the start of the lease term in 2009. The building remains on Nomura’s consolidated balance sheets after completion of construction due to the NPP’s continuing involvement with the property and is depreciated over its useful life similar to the treatment of a capital lease.

The following table presents a schedule of future minimum lease payments under capital leases as of March 31, 2012:

Millions of yen
March 31
2012
Total minimum lease payments	¥52,855
Less: Amount representing interest	(28,896)

Present value of net lease payments	¥23,959

The following table presents a schedule of future minimum lease payments as of March 31, 2012:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥52,855	¥616	¥456	¥408	¥2,809	¥3,290	¥45,276

Office buildings, land, equipment and facilities in the consolidated balance sheets includes capital lease assets of ¥24,855 million and ¥27,902 million as of March 31, 2011 and 2012, respectively.

The following table presents a schedule of future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year as of March 31, 2012:

Millions of yen
March 31
2012
Total minimum lease payments	¥169,038
Less: Sublease rental income	(9,948)

Net minimum lease payments	¥159,090

The following table presents a schedule of future minimum lease payments as of March 31, 2012:

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥169,038	¥21,129	¥19,154	¥16,667	¥14,309	¥10,780	¥86,999
Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utilities and tax increases.